Share-based Compensation - Performance-Based Restricted stock units - Changes in the PRSUs (Details) - PRSUs	9 Months Ended
Sep. 30, 2025 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning	86,607
PRSUs granted (in shares)	51,537
Balance as at the end (none of which are vested)	138,144